Borrowings - Summary of Composition of Carrying Amounts of Total Borrowings (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 2,378	€ 2,253	€ 2,151	€ 2,127
U.S. Dollar [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,541		1,408
Euro [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	811		726
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 26		€ 17